Investments (Details Narrative)		1 Months Ended		6 Months Ended			12 Months Ended
	Aug. 09, 2023 USD ($)	Feb. 14, 2024 USD ($)	Jun. 23, 2022 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 $ / shares
Statement [Line Items]
Convertible debenture of principal amount					$ 2,400,000
Common stock shares, hold | shares				3,000,000	3,000,000
Miturity date				May 31, 2024	May 31, 2024
Shares price per shares | $ / shares			$ 0.10	$ 1.00
Purchase of notes				$ (21,918)		$ 0	$ 0
A2ZCryptoCap Inc. [Member]
Statement [Line Items]
Shares price per shares | $ / shares			$ 0.10	$ 0.10				$ 0.10
Number Of Shares Acquired | shares			80,000
Guaranteed Investment Certificate [Member]
Statement [Line Items]
Miturity date	Aug. 09, 2024
Purchase of notes	$ 744,500
Variablen Interest Rate	(2.00%)
Gross proceeds Redeemed amount	$ 738,000
Outstanding balance				$ 0
Guaranteed Investment Certificate One [Member]
Statement [Line Items]
Purchase of notes		$ 22,140
Variablen Interest Rate		4.75%
Outstanding balance				$ 21,918